UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended March 31, 2007 is filed herewith.

The Thai Capital Fund, Inc.

Portfolio of Investments

March 31, 2007 (unaudited)

Shares		Value
COMMON STOCKS—89.24%

Banks—17.34%
976,900	Bangkok Bank Public Co., Ltd.	3,017,598
919,100	Bank of Ayudhya Public Co., Ltd.	562,554
929,600	Kasikornbank Public Co., Ltd.	1,728,212
527,100	TISCO Bank Public Co., Ltd.	319,607
		5,627,971
Commerce—3.74%
260,400	BIG C Supercenter Public Co., Ltd.	383,562
5,000,000	Home Product Center Public Co., Ltd.	697,875
55,500	Siam Makro Public Co., Ltd.	130,959
		1,212,396
Communication—3.63%
446,900	Advanced Info Service Public Co., Ltd.	856,392
322,600	Shin Corporations Public Co., Ltd.	230,670
587,100	True Corp. Public Co., Ltd. *	91,516
		1,178,578
Construction—9.79%
470,600	The Siam Cement Public Co., Ltd.	3,176,519

Electronic Components—1.46%
633,200	Hana Microelectronic Public Co., Ltd.	475,399

Energy—22.20%
259,100	Banpu Public Co., Ltd.	1,482,126
167,100	Electricity Generating Public Co., Ltd.	468,371
700,000	PTT Exploration and Production Public Co., Ltd.	1,801,889
400,000	PTT Public Co., Ltd.	2,379,638
605,200	Ratchaburi Electricity Generating Holding Public Co., Ltd.	787,586
169,900	Thai Oil Public Co., Ltd.	284,274
		7,203,884
Entertainment & Recreation—2.92%
549,800	BEC World Public Co., Ltd.	342,806
954,500	Workpoint Entertainment Public Co., Ltd.	603,331
		946,137
Finance & Securities—0.31%
253,100	Thanachart Capital Public Co., Ltd.	102,070

Health Care Services—5.00%
6,235,400	Bangkok Chain Hospital Public Co., Ltd.	1,551,569
71,600	Bangkok Dusit Medical Services Public Co., Ltd.	72,187
		1,623,756
Household Goods—0.35%
102,700	Modernform Group Public Co., Ltd.	113,823

Machinery—0.20%
155,800	Unimit Engineering Public Co., Ltd.	64,613

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Mining—2.44%
683,800	Padaeng Industry Public Co., Ltd.	792,085

Packaging—0.91%
2,207,000	Multibax Public Co., Ltd.	296,680

Personal Products—1.17%
2,934,100	DSG International (Thailand) Public Co., Ltd.	380,994

Petrochemicals—2.78%
733,200	The Aromatics (Thailand) Public Co., Ltd.	901,734

Printing & Publishing—4.02%
3,451,579	Amarin Printing and Publishing Public Co., Ltd.	1,303,105

Property Development—8.42%
87,600	Ascon Construction Public Co., Ltd.	28,813
28,100	Asian Property Development Public Co., Ltd.	3,536
1,681,700	Central Pattana Public Co., Ltd.	1,135,137
15,973,600	Hemaraj Land and Development Public Co., Ltd.	402,044
400,000	Land and House Public Co., Ltd.	76,080
197,000	MBK Public Co., Ltd.	307,079
1,155,100	Rojana Industrial Park Public Co., Ltd.	389,842
1,104,000	Sammakorn Public Co., Ltd.	75,151
2,709,200	Thai Industrial & Engineering Service Public Co., Ltd.	209,215
1,387,100	TRC Construction Public Co., Ltd.	106,324
		2,733,221
Retail Food—1.39%
1,000,000	Minor International Public Co., Ltd.	314,616
70,000	S&P Syndicate Public Co., Ltd.	63,567
138,000	Serm Suk Public Co., Ltd.	73,019
		451,202
Transportation—1.17%
486,300	Bangkok Expressway Public Co., Ltd.	321,295
400,000	Eternity Grand Logistics Public Co., Ltd.	56,974
		378,269

Total Common Stocks (Cost—$21,871,913) (a)		28,962,436

Principal Amount (000)			Value
SHORT-TERM INVESTMENTS—9.46%

THAI BAHT SAVINGS ACCOUNT—8.03%
91,119	Bangkok Bank Savings Account, 0.5%, due 4/2/07		2,606,124

U.S. DOLLAR TIME DEPOSIT—1.43%
464	Bank of New York, 0.05%, due 4/2/07		464,477

Total Short-Term Investments (Cost—$3,035,044)			3,070,601
Total Investments—98.70% (Cost—$24,906,958)			32,033,037

Other assets less liabilities—1.30%			423,487
NET ASSETS	(Applicable to 3,157,405 shares of capital stock outstanding; equivalent to $10.28 per share)	100.00%	$32,456,524

* Non-income producing securities.

(a)  The aggregate cost of investments at March 31, 2007 for federal income tax purposes was $21,876,793.  At March 31, 2007, net unrealized appreciation, excluding short-term securities, aggregated $7,090,523 of which $7,837,148 related to appreciated securities and $746,625 related to depreciated securities.

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Item 2. Controls and Procedures.

a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President and Treasurer

Date: April 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: April 18, 2007
John J. O’Keefe, Vice President and Treasurer

\s\ Masamichi Yokoi		Date: April 18, 2007
Masamichi Yokoi, Chairman